Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	R$ 1,802,613	R$ 399,990	R$ 67,104
Depreciation	(172,519)	(25,237)
Net book value	(1,802,613)	(399,990)	(67,104)
Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	2,060,974	449,363	78,607
Cost	1,611,611
Purchases	1,613,604	375,806
Disposals	(12,105)	(5,050)
Acquisition of subsidiary	10,112
Depreciation	(208,987)
Net book value	(2,060,974)	(449,363)	(78,607)
Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(258,361)	(49,373)	(11,503)
Disposals	302
Acquisition of subsidiary	(4,661)
Depreciation	(204,628)	(37,870)
Net book value	258,361	49,373	11,503
Data processing equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	41,841	46,538	15,519
Net book value	(41,841)	(46,538)	(15,519)
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	77,413	65,116	23,334
Cost	12,297
Purchases	10,820	45,959
Disposals	(1,509)	(4,177)
Acquisition of subsidiary	2,986
Depreciation	(16,994)
Net book value	(77,413)	(65,116)	(23,334)
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(35,572)	(18,578)	(7,815)
Disposals	21
Acquisition of subsidiary	(1,419)
Depreciation	(15,596)	(10,763)
Net book value	35,572	18,578	7,815
Machinery and equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	1,677,403	343,229	41,661
Net book value	(1,677,403)	(343,229)	(41,661)
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	1,881,556	371,741	44,757
Cost	1,509,815
Purchases	1,519,280	327,766
Disposals	(9,838)	(782)
Acquisition of subsidiary	374
Depreciation	(175,642)
Net book value	(1,881,556)	(371,741)	(44,757)
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(204,154)	(28,512)	(3,096)
Disposals	264
Acquisition of subsidiary	(101)
Depreciation	(175,805)	(25,416)
Net book value	204,154	28,512	3,096
Leasehold improvements
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	67,266	0	0
Net book value	(67,266)	0	0
Leasehold improvements | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	79,889	0	0
Cost	79,889
Purchases	79,715	0
Disposals	(684)	0
Acquisition of subsidiary	857
Depreciation	(12,623)
Net book value	(79,889)	0	0
Leasehold improvements | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(12,623)	0	0
Disposals	0
Acquisition of subsidiary	(396)
Depreciation	(12,227)	0
Net book value	12,623	0	0
Other
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	16,103	10,223	9,924
Net book value	(16,103)	(10,223)	(9,924)
Other | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	22,115	12,506	10,516
Cost	9,609
Purchases	3,789	2,081
Disposals	(74)	(91)
Acquisition of subsidiary	5,894
Depreciation	(3,729)
Net book value	(22,115)	(12,506)	(10,516)
Other | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(6,012)	(2,283)	(592)
Disposals	17
Acquisition of subsidiary	(2,746)
Depreciation	(1,000)	(1,691)
Net book value	R$ 6,012	R$ 2,283	R$ 592